Average Annual Total Returns - Pro-Blend(R) Maximum Term Series	Mar. 01, 2021
SixFiveTwentyOneFiveIndex [Member]
Average Annual Return:
1 Year	17.23%
5 Years	12.63%
10 Years	10.63%
Russell 3000® Index (reflect no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	20.89%
5 Years	15.43%
10 Years	13.79%
CLASS L
Average Annual Return:
1 Year	21.10%
5 Years	12.79%
10 Years	9.12%
Inception Date	Jan. 04, 2010
CLASS R
Average Annual Return:
1 Year	21.80%
5 Years	13.36%
10 Years	9.66%
Inception Date	Jun. 30, 2010
CLASS S
Average Annual Return:
1 Year	22.08%
5 Years	13.63%
10 Years	9.94%
CLASS S | After Taxes on Distributions
Average Annual Return:
1 Year	21.14%
5 Years	12.08%
10 Years	8.51%
CLASS S | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	13.72%
5 Years	10.52%
10 Years	7.68%
CLASS I
Average Annual Return:
1 Year	22.30%
5 Years	13.90%
10 Years	10.20%
CLASS W
Average Annual Return:
1 Year	23.27%
5 Years	14.02%
10 Years	10.13%
Inception Date	Apr. 01, 2019